Loans Receivable, Net - Impaired Loans by Classification Type (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 33,183,000	$ 49,193,000
Total impaired loans Recorded Investment	42,644,000	66,604,000
Unpaid Principal Balance	34,616,000	49,193,000
Total impaired loans Unpaid Principal Balance	44,941,000	66,604,000
Related Allowance
Average Recorded Investment	31,484,000	55,748,000
Interest Income Recognized	710,000	2,082,000
Recorded Investment	9,461,000	17,411,000
Unpaid Principal Balance	10,325,000	17,411,000
Related Allowance	1,929,000	3,841,000
Average Recorded Investment	11,610,000	23,574,000
Total Average Recorded Investment	43,094,000	79,322,000	59,100,000
Interest Income Recognized	149,000	755,000
Total impaired loans Interest Income Recognized	859,000	2,837,000	246,000
One-to-Four Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,216,000	1,759,000
Unpaid Principal Balance	3,216,000	1,759,000
Related Allowance
Average Recorded Investment	2,361,000	5,279,000
Interest Income Recognized	8,000	107,000
Recorded Investment	1,871,000	2,836,000
Unpaid Principal Balance	1,871,000	2,836,000
Related Allowance	597,000	754,000
Average Recorded Investment	2,501,000	3,135,000
Interest Income Recognized	9,000	145,000
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	641,000	1,169,000
Unpaid Principal Balance	641,000	1,169,000
Related Allowance
Average Recorded Investment	564,000	869,000
Interest Income Recognized	3,000	50,000
Recorded Investment		68,000
Unpaid Principal Balance		68,000
Related Allowance		68,000
Average Recorded Investment	279,000	162,000
Interest Income Recognized		3,000
Junior Liens [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	79,000
Unpaid Principal Balance	79,000
Related Allowance
Average Recorded Investment	239,000	281,000
Interest Income Recognized	1,000	3,000
Recorded Investment		468,000
Unpaid Principal Balance		468,000
Related Allowance		196,000
Average Recorded Investment	113,000	365,000
Interest Income Recognized		38,000
Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		4,077,000
Unpaid Principal Balance		4,077,000
Related Allowance
Average Recorded Investment	990,000	3,626,000
Interest Income Recognized		219,000
Recorded Investment		38,000
Unpaid Principal Balance		38,000
Related Allowance		38,000
Average Recorded Investment		2,640,000
Interest Income Recognized		4,000
Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	175,000	4,848,000
Unpaid Principal Balance	175,000	4,848,000
Related Allowance
Average Recorded Investment	1,072,000	3,133,000
Interest Income Recognized	5,000	174,000
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment	1,385,000	1,095,000
Interest Income Recognized
Land [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,882,000	20,279,000
Unpaid Principal Balance	12,315,000	20,279,000
Related Allowance
Average Recorded Investment	10,668,000	19,857,000
Interest Income Recognized	186,000	504,000
Recorded Investment	3,848,000	3,570,000
Unpaid Principal Balance	3,848,000	3,570,000
Related Allowance	771,000	932,000
Average Recorded Investment	2,741,000	4,848,000
Interest Income Recognized	29,000	213,000
Non-Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,775,000	15,363,000
Unpaid Principal Balance	10,775,000	15,363,000
Related Allowance
Average Recorded Investment	6,196,000	19,936,000
Interest Income Recognized	263,000	855,000
Recorded Investment	3,358,000	5,731,000
Unpaid Principal Balance	4,222,000	5,731,000
Related Allowance	465,000	1,424,000
Average Recorded Investment	2,243,000	6,578,000
Interest Income Recognized	111,000	323,000
Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,346,000
Unpaid Principal Balance	5,346,000
Related Allowance
Average Recorded Investment	6,955,000
Interest Income Recognized	149,000
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment	1,601,000
Interest Income Recognized
Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	56,000	81,000
Unpaid Principal Balance	56,000	81,000
Related Allowance
Average Recorded Investment	48,000	66,000
Interest Income Recognized		5,000
Recorded Investment	384,000	475,000
Unpaid Principal Balance	384,000	475,000
Related Allowance	96,000	121,000
Average Recorded Investment	401,000	281,000
Interest Income Recognized		1,000
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,013,000	1,617,000
Unpaid Principal Balance	2,013,000	1,617,000
Related Allowance
Average Recorded Investment	2,391,000	2,701,000
Interest Income Recognized	95,000	165,000
Recorded Investment		4,225,000
Unpaid Principal Balance		4,225,000
Related Allowance		308,000
Average Recorded Investment	346,000	4,470,000
Interest Income Recognized		$ 28,000